Investments in unconsolidated affiliates - Quantix Edge Security S.L (Details) € in Thousands		12 Months Ended
	Sep. 11, 2025 EUR (€)	Dec. 31, 2025 USD ($)
Investments in unconsolidated affiliates
Equity in earnings of unconsolidated affiliates		$ (148,000)
Non-related party
Investments in unconsolidated affiliates
Investments in unconsolidated affiliates		4,259,000
Quantix Edge Security S.L. | Non-related party
Investments in unconsolidated affiliates
Cash consideration | €	€ 750
Ownership interest	5.00%
Equity in earnings of unconsolidated affiliates		0
Investments in unconsolidated affiliates		877,736
Impairment charges		$ 0